Collaboration Profit and Loss - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2021
Business Acquisition [Line Items]
Collaboration (profit)/loss related to pre-launch activities	$ (5,158)	$ (1,004)
Topic 808 [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Business Acquisition [Line Items]
Transaction price allocated under collaborative arrangement			$ 35,500
Topic 808 [Member] | Total Liabilities [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Business Acquisition [Line Items]
Transaction price allocated under collaborative arrangement			$ 35,500
Topic 808 [Member] | Accrued Expenses and Other Current Liabilities [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Business Acquisition [Line Items]
Transaction price allocated under collaborative arrangement	10,064	34,770
Research and Development Expenses [Member] | Topic 808 [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Business Acquisition [Line Items]
Cost associated with pre-launch activities	1,446	6,102
General and Administrative Expenses [Member] | Topic 808 [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Business Acquisition [Line Items]
Cost associated with pre-launch activities	$ 4,242	$ 8,953